Operations and Reorganization	12 Months Ended
Dec. 31, 2021
Operations and Reorganization
Operations and Reorganization

1.    Operations and Reorganization

China Online Education Group (the ‘‘Company’’ or ‘‘COE’’), through its consolidated subsidiaries and the variable interest entities (‘‘VIEs’’) and VIEs’ subsidiaries (collectively referred to as the ‘‘Group’’) is primarily engaged in providing online English language education services to students in the People’s Republic of China (the ‘‘PRC’’ or ‘‘China’’) and overseas markets.

As of December 31, 2021, the Company’s major subsidiaries and the VIEs and VIEs’ subsidiaries are as follows:

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
China Online Education (HK) Limited	Hong Kong	April 1, 2013	100%
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.999993%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.999%
Beijing Dasheng Online Technology Co., Ltd.	PRC	June 4, 2013	100%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
Beijing Xiangyue Education Technology Co., Ltd.	PRC	September 22, 2016	100%
TESOL Academy Online Limited	Hong Kong	February 25, 2019	100%
Hainan Dasheng International Technology Co., Ltd	PRC	January 22, 2021	100%

VIEs and VIES’ subsidiaries
Beijing Dasheng Zhixing Technology Co., Ltd	PRC	July 8, 2011	100%
51Talk English Philippines Corporation	Philippines	August 3, 2012	100%
Shanghai Zhixing Helloworld Information Consulting Co., Ltd	PRC	December 30, 2016	100%
Wuhan Houdezaiwu Online Technology Co., Ltd	PRC	January 12, 2017	100%
Beijing Dasheng Helloworld Technology Co., Ltd.	PRC	July 9, 2018	100%
Shenzhen Dasheng Zhiyun Technology Co., Ltd.	PRC	July 17, 2019	100%
Dasheng Zhixing (Tianjin) Training School Co., Ltd.	PRC	February 26, 2021	100%
Shenzhen Dasheng Zhixing Education Technology Co., Ltd	PRC	April 22, 2021	100%
Guangzhou Dasheng Zhixing Education Technology Co., Ltd	PRC	March 30, 2021	100%
Tianjin Xiangyue Education Technology Co., Ltd	PRC	July 19, 2019	100%
Beijing Kaola Reading Technology Co., Ltd	PRC	July 3, 2018	100%

*     The Company directly holds the 99.999993% and 99.999% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2020 and 2021. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

a    History of the Group and Basis of Presentation for the Reorganization

The Group began operations in July 2011 through Beijing Dasheng Zhixing Technology Co., Ltd. (‘‘Dasheng Zhixing’’). The beneficial interest of Dasheng Zhixing was held by Mr. Jiajia Huang and Ms. Ting Shu (the ‘‘Founding Shareholders’’) and an angel investor in 2011.

On January 5, 2012, another angel investor invested into Dasheng Zhixing. In accordance with the investment agreement, the Founding Shareholders set aside from their own holdings 15% of the ownership of Dasheng Zhixing for an employee option plan. While the plan to establish employee option plan was cancelled, the 15% ownership interest in Dasheng Zhixing was not returned to the Founding Shareholders. Consequently, beneficial interest of Dasheng Zhixing was then 71% by the Founding Shareholders and 29% held by angel investors.

1    Operations and Reorganization (Continued)

Given the cost advantage and high English proficiency of teachers in the Philippines, the Group retains teachers in the Philippines. To do this, in August 2012, the Founding Shareholders established, a company in the Philippines, 51Talk English Philippines Corporation (the ‘‘Philippines Co I’’), using funds provided by Dasheng Zhixing. On September 3, 2012, Dasheng Zhixing entered into a service agreement with Philippines Co I, to formalize the business arrangements. Under the agreement, Philippines Co I provides teaching service for the Group in accordance with the Group’s instructions. In return, Dasheng Zhixing pays for all the expenses incurred for the services provided by Philippines Co I.

The equity of Philippines Co I is considered to be insufficient to finance its activities without additional subordinated financial support provided by another party. As a result, Dasheng Zhixing is considered to be the primary beneficiary of Philippines Co I as it has the power to direct the activities of Philippines Co I that most significantly impact Philippines Co I’s economic performance and has obligation to absorb losses of Philippines Co I. As such, Dasheng Zhixing consolidates Philippines Co I.

Dasheng Zhixing was the predecessor of the Group and operated substantially all of the businesses of the Group prior to November 2012. In order to facilitate international financing, the Group underwent a reorganization (the ‘‘Reorganization’’) from November 2012 until October 2014.

In November 2012, the Founding Shareholders incorporated the Company under the Laws of the Cayman Islands to be an offshore holding company for the Group. In June 2013, the Company issued ordinary shares to the two angel investors, in exchange for their equity beneficial ownerships in Dasheng Zhixing. Following the exchange, the ownership of the Company was held 71% by the Founding Shareholders and 29% by the angel investors.

In April 2013, China Online Education (HK) Limited (the ‘‘COE HK Co I’’) was incorporated in Hong Kong as a wholly owned subsidiary of the Company. Beijing Dasheng Online Technology Co. Ltd., (‘‘Dasheng Online’’), was set up in June 2013 as a wholly owned subsidiary of COE HK Co I in the PRC.

Due to PRC legal restrictions on foreign ownership and investment in the companies in value-added telecommunications market, the Group continues to operate its online education platform through Dasheng Zhixing, Shenzhen Zhixing and Dasheng Zhiyun. To comply with PRC laws and regulations, the Group operate www.51talk.com website through the PRC consolidated VIEs. Shenzhen Zhixing, the wholly-owned subsidiary of Dasheng Zhixing, holds the Group’s ICP License for www.51talk.com.

On June 18, 2013, as part of the restructuring, a series of contractual agreements discussed in 1.b. below were entered into among Dasheng Online, Dasheng Zhixing and shareholders of Dasheng Zhixing. As a result of the agreements, Dasheng Online has the ability to direct substantially all the activities of Dasheng Zhixing, and absorb substantially all of the risks and rewards of the Dasheng Zhixing. Dasheng Online became the primary beneficiary of Dasheng Zhixing and consolidates the financial results of Dasheng Zhixing. The restructuring provided the beneficial interest holders of Dasheng Zhixing received an interest in the Company equal to their beneficial interest in Dasheng Zhixing.

On June 3, 2019, a shareholder of Dasheng Zhixing transferred her shares to Mr. Jiajia Huang. The above contractual agreements were updated to reflect the shares transfer, without substantial change of the terms.

On August 5, 2021, after involve a new shareholder, Mr. Caijian Jia, who is an employee of the Group, the above contractual agreements were further updated to reflect the capital increase, without substantial change of the terms, equity interest of Dasheng Zhixing was then 72.2750% by Mr. Jiajia Huang, 25.7250% held by Ms. Ting Shu and 2.0000% by Mr. Caijian Jia.

On July 21 2014, a series of contractual agreements discussed in 1.b. below were entered into among COE HK Co I, Philippines Co I and the shareholders of Philippines Co I. Pursuant to these agreements COE HK Co I has the ability to direct substantially all the activities of Philippines Co I, and absorb substantially all of the risks and rewards of Philippines Co I. COE HK Co I replaced Dasheng Zhixing as the primary beneficiary of Philippines Co I, and the Group continued to consolidate the financial results of Philippines Co I.

1    Operations and Reorganization (Continued)

To further optimize the organizational structure of the Group, in October 2014, 51 Talk English International Limited (the ‘‘COE HK Co II’’) was incorporated with limited liability in Hong Kong as a wholly owned subsidiary of COE HK Co I. China Online Innovations Inc. (the ‘‘Philippines Co II’’), which was incorporated by the Company with limited liability in the Philippines to eventually replace Philippines Co I. The Company owns 99.999993% of the equity interest of Philippines Co II. In order to comply with local laws, there are seven individual shareholders holding an aggregate of 0.000007% of the equity interest of Philippines Co II. A series of contractual arrangements was entered into among the Company, Philippines Co II and the seven individual shareholders. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co II held by the seven individuals and to exercise their rights as shareholders of Philippines Co II. Since then, Philippine home-based teachers delivering paid lessons on the Company’s platform no longer entered into service agreements with Philippines Co I, but rather entered into service agreements with COE HK Co II. Furthermore, the bulk of the business operations in Philippines Co I was transferred to Philippines Co II, and the Group began to enter into employment agreements with office-based teachers and other full-time employees in the Philippines through Philippines Co II.

To further optimize group structure, on January 14, 2016, On Demand English Innovations Inc. (the “Philippines Co III”) was incorporated by the Company with limited liability in the Philippines to replace Philippines Co I. The Company owns 99.999% of the equity interest of Philippines Co III. In order to comply with local laws, there are five individual shareholders holding an aggregate of 0.001% of the equity interest of Philippines Co III. A series of contractual arrangements was entered into among the Company, Philippines Co III and the five individual shareholders. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co III held by the five individuals and the power to exercise their rights as shareholders of Philippines Co III. In April 2016, all business operations and assets of Philippines Co I were transferred to Philippines Co III, including the office leasehold and office equipment in Baguio City, Philippines.

Philippines Co III also entered into new employment agreement with the free trial teachers and support staff previously employed by Philippines Co I.

The above series of transactions to reorganize the Group were accounted for in a manner similar to a pooling of interest with assets and liabilities at their historical amounts in the Group’s consolidated financial statements. As such, the Group’s consolidated financial statements were prepared as if the current corporate structure had been in existence for all periods presented.

On December 30, 2016, Dasheng Zhixing established a wholly-owned subsidiary, Shanghai Zhishi Education Training Co., Ltd.(“Zhishi Training”), of which the current registered business scope includes “education training: classic English (level 1-9)” . In December, 2021, Zhishi Training changed its registered name to Shanghai Zhixing Helloworld Information Consulting Co., Ltd, of which the current registered business scope is information consulting service.

In January 2017, Wuhan Houdezaiwu Online Technology Co., Ltd. (“Houdezaiwu Online”), was incorporated as a wholly-owned subsidiary of Dasheng Zhixing to conduct the Group’s business operations in Wuhan. In October 2017, Tianjin Dasheng Zhixing Technology Co., Ltd.(“Tianjin Zhixing”) was incorporated as a wholly-owned subsidiary of Dasheng Zhixing to conduct the Group’s business operations in Tianjin.

In July 2018, Helloworld Online Education Group (“HAWO Company”) was incorporated under the Laws of the Cayman Islands as wholly-owned subsidiary of the Company. In August 2018, Helloworld Online Education Group (HK) Limited (“HAWO HK Co”) was incorporated in Hong Kong as a wholly-owned subsidiary of HAWO Company. Beijing Helloworld Online Technology Co., Ltd. (‘‘HAWO Online’’) was set up in September 2018 as a wholly-owned subsidiary of HAWO HK Co in the PRC. In July 2018, Beijing Dasheng Helloworld Technology Co., Ltd. (“Dasheng HAWO”) was incorporated with beneficial interest held by Mr. Jiajia Huang to conduct the Group’s operations of small class business.

1    Operations and Reorganization (Continued)

In September 2018, a series of contractual agreements discussed in 1.b. below were entered into among HAWO Online, Dasheng HAWO and shareholders of Dasheng HAWO. As a result of the agreements, HAWO Online has the ability to direct substantially all the activities of Dasheng HAWO, and absorb substantially all of the risks and rewards of the Dasheng HAWO. HAWO Online became the primary beneficiary of Dasheng HAWO and consolidates the financial results of Dasheng HAWO.

In February 2019, TESOL Academy Online Limited (“TESOL”) was incorporated as a wholly-owned subsidiary of the Company to training the Group’s teachers to obtain the certificate of “Teaching English to Speakers of Other Languages”.

In July 2019, Dasheng Zhiyun, was incorporated with beneficial interest held by Mr. Jiajia Huang to conduct the operations of business in Shenzhen. In July 2019, a series of contractual agreements discussed in 1.b. below were entered into among Dasheng Online, Dasheng Zhiyun and shareholders of Dasheng Zhiyun. As a result of the agreements, Dasheng Online has the ability to direct substantially all the activities of Dasheng Zhiyun, and absorb substantially all of the risks and rewards of the Dasheng Zhiyun. Dasheng Online became the primary beneficiary of Dasheng Zhiyun and consolidates the financial results of Dasheng Zhiyun.

In October 2019, Tianjin Zhixing discontinued its operations and cancelled its registration.

In January 2021, Hainan Dasheng International Technology Co., Ltd., or Hainan Dasheng, was incorporated as a wholly-owned subsidiary of China Online Education (HK) Limited in Hainan.

In February 2021, Dasheng Zhixing (Tianjin) Training School Co., Ltd., or Tianjin School, was incorporated as a wholly-owned subsidiary of Dasheng Zhixing.

In March 2021, Guangzhou Dasheng Zhixing Education Technology Co., Ltd., or Guangzhou Zhixing, was incorporated as a wholly-owned subsidiary of Dasheng Zhixing.

In April 2021, Shenzhen Zhixing, was incorporated as a wholly-owned subsidiary of Dasheng Zhixing to conduct the Group’s business operations in Guangzhou.

In April 2021, the Group entered into a definitive agreement to acquire 100% control right with 52.6978% equity interest in Beijing Xiangyue Education Technology Co., Ltd. (“Beijing Xiangyue”), and with the rest of equity interest waived by other shareholders. Beijing Xiangyue Education Technology Co., Ltd. is in the process of deregistration procedures.

Zichun Zhao holds 95% of the equity interest in Tianjin Xiangyue Education Technology Co.,Ltd.(“Tianjin Xiangyue”), and Yu Deng holds 5% of the equity interest in Tianjin Xiangyue.

Zichun Zhao holds 100% of the equity interest in Beijing Kaola Reading Technology Co., Ltd.(“Beijing Kaola”).

In July 2020, a series of contractual agreements discussed in 1.b. below were entered into among Beijing Xiangyue, Tianjin Xiangyue and shareholders of Tianjin Xiangyue, as well as among Beijing Xiangyue, Beijing Kaola and shareholders of Beijing Kaola. As a result of the agreements, Beijing Xiangyue has the ability to direct substantially all the activities of Tianjin Xiangyue and Beijing Kaola, and absorb substantially all of the risks and rewards of Tianjin Xiangyue and Beijing Kaola. Beijing Xiangyue became the primary beneficiary of Tianjin Xiangyue and Beijing Kaola and consolidates the financial results of Tianjin Xiangyue and Beijing Kaola.

1    Operations and Reorganization (Continued)

b    Contractual agreements with VIEs

The following is a summary of (i) the contracts by and among Dasheng Online, Dasheng Zhixing, and the shareholders of Dasheng Zhixing; (ii) the contracts by and among COE HK Co I, Philippines Co I, and the shareholders of Philippines Co I and (iii) the contracts by and among HAWO Online, Dasheng HAWO, and the shareholders of Dasheng HAWO (iv) the contracts by and among Dasheng Online, Dasheng Zhiyun, and the shareholders of Dasheng Zhiyun (v) the contracts by and among Beijing Xiangyue, Tianjin Xiangyue, and the shareholders of Tianjin Xiangyue (vi) the contracts by and among Beijing Xiangyue, Beijing Kaola, and the shareholders of Beijing Kaola.

Contractual Agreements with Dasheng Zhixing

Amended and Restated Exclusive Business Cooperation Agreement. Under the Amended and Restated Exclusive Business Cooperation Agreement between Dasheng Online and Dasheng Zhixing, Dasheng Online has the exclusive right to provide technical support, consulting services and other services to Dasheng Zhixing in relation to the Dasheng Zhixing’s principal business. Dasheng Zhixing agrees to accept all the consultation and services provided by Dasheng Online. Without Dasheng Online’s prior written consent, Dasheng Zhixing is prohibited from engaging any third party to provide any of the services under this agreement. In addition, Dasheng Online exclusively owns all intellectual property rights arising out of or created during the performance of the agreement. The service fees to be paid by Dasheng Zhixing is determined by Dasheng Zhixing and Dasheng Online, after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of the Dasheng Online employees providing services to Dasheng Zhixing, contents and value of services provided, the market price of comparable services and the operating conditions of Dasheng Zhixing. This agreement will remain effective unless Dasheng Online terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Dasheng Zhixing or Dasheng Online to renew its respective business license upon expiration. Dasheng Zhixing is not permitted to terminate this agreement in any event unless required by applicable laws. The original exclusive businesss cooperation service agreement was amended and restated in its entirety on December 14, 2015, that the service is solely determined by Dasheng Online.

Exclusive Option Agreements.  Under the Exclusive Option Agreements between Dasheng Online, each of the shareholders of Dasheng Zhixing and Dasheng Zhixing, each of the shareholders irrevocably granted Dasheng Online or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his, her or its equity interests in Dasheng Zhixing, for a consideration of RMB 10. If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. Dasheng Online or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Dasheng Online’s prior written consent, Dasheng Zhixing’s shareholders shall not sell, transfer, pledge, or otherwise dispose any equity interests in Dasheng Zhixing. These agreements will remain effective until all equity interests held in Dasheng Zhixing by Dasheng Zhixing’s shareholders are transferred or assigned to Dasheng Online or Dasheng Online’s designated representatives.

Powers of Attorney.  Pursuant to the Powers of Attorney, the shareholders of Dasheng Zhixing each irrevocably appointed Dasheng Online as the attorney-in-fact to act on their behalf on all matters pertaining to Dasheng Zhixing and to exercise all of their rights as a shareholder of Dasheng Zhixing, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Dasheng Zhixing requiring shareholders’ approval under PRC laws and regulations and the articles of association of Dasheng Zhixing, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of Dasheng Zhixing. Dasheng Online may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the shareholders of Dasheng Zhixing. Each Power of Attorney will remain in force until the shareholders cease to hold any equity interest in Dasheng Zhixing.

1    Operations and Reorganization (Continued)

Equity Interest Pledge Agreements. Under the Equity Interest Pledge Agreements between Dasheng Online, Dasheng Zhixing and the shareholders of Dasheng Zhixing, the shareholders pledged all of their equity interests in Dasheng Zhixing to Dasheng Online to guarantee Dasheng Zhixing’s and Dasheng Zhixing’s Shareholders’ performance of their obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, the Exclusive Option Agreement, and the Powers of Attorney. If Dasheng Zhixing or any of Dasheng Zhixing’s shareholders breaches its contractual obligations under the contractual arrangements, Dasheng Online will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Dasheng Zhixing in accordance with legal procedures. Dasheng Online has the right to receive dividends generated by the pledged equity interests during the term of the pledge. The pledge will remain binding until Dasheng Zhixing and the shareholders discharge all their obligations under the contractual arrangements. The equity pledge has been registered with the registration authorities of industries and commerce in accordance with PRC law.

Spousal Consent Letters. Pursuant to the spousal consent letters executed by the spouses of the shareholders of Dasheng Zhixing, the spouse of each shareholder of Dasheng Zhixing agreed to the execution of the equity interest pledge agreement, the exclusive option agreement and the powers of attorney by the respective shareholder. The spouse of each shareholder of Dasheng Zhixing further undertakes not to make any assertions in connection with the equity interests of Dasheng Zhixing held by the respective shareholder, and further confirms in the spousal consent letters that the respective shareholder can perform the relevant transaction documents described above and further amend or terminate such transaction documents without the authorization or consent from him/her. The spouse of each shareholder agrees and undertakes that if he/she obtain any equity interests of Dasheng Zhixing held by the respective shareholder for any reasons, he/she would be bound by the transaction documents described above and the amended and restated exclusive business cooperation agreement between Dasheng Online and Dasheng Zhixing, and have would comply with the obligations thereunder as a shareholder of Dasheng Zhixing.

Contractual Agreements with Philippines Co I

Exclusive Business Cooperation Agreements. Under the Exclusive Business Cooperation Agreement between COE HK Co I and Philippines Co I, COE HK Co I has the exclusive right to provide technical support, consulting services and other services to Philippines Co I, respectively, in relation to Philippines Co I’s principal business. And Philippines Co I agrees to accept all the consultation and services provided by COE HK Co I. Without COE HK Co I’s prior written consent, Philippines Co I is prohibited from engaging any third party to provide any of the services under this agreement. In addition, COE HK Co I exclusively owns all intellectual property rights arising out of or created during the performance of the agreements. Due to its control over Philippines Co I, COE HK Co I has the sole right to determine the service fees to be paid by Philippines Co I, after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of COE HK Co I employees providing services to Philippines Co I, contents and value of services provided, the market price of comparable services and the operating conditions of Philippines Co I. This agreement will remain effective unless COE HK Co I terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Philippines Co I or COE HK Co I to renew its respective business license upon expiration. Philippines Co I is not permitted to terminate this agreement in any event unless required by applicable laws.

Exclusive Option Agreements. Under the Exclusive Option Agreements between COE HK Co I, each of the shareholders of Philippines Co I and Philippines Co I, each of the Shareholders irrevocably granted COE HK Co I or its designated representative(s) an exclusive option to purchase, to the extent permitted under Philippine law, all or part of his, her or its equity interests in Philippines Co I, for a consideration of US$1. If the lowest price permitted under Philippine law is higher than the above price, the lowest price permitted under Philippine law shall apply. COE HK Co I or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without COE HK Co I’s prior written consent, Philippines Co I’s Shareholders shall not sell, transfer, pledge, or otherwise dispose any equity interests in Philippines Co I. These agreements will remain effective until all equity interests held in Philippines Co I by Philippines Co I’s Shareholders are transferred or assigned to COE HK Co I or COE HK Co I’s designated representatives.

1    Operations and Reorganization (Continued)

Powers of Attorney. Pursuant to the Powers of Attorney, the Shareholders of Philippines Co I each irrevocably appointed COE HK Co I as the attorney-in-fact to act on their behalf on all matters pertaining to Philippines Co I and to exercise all of their rights as a shareholder of Philippines Co I, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Philippines Co I requiring shareholders’ approval under Philippine laws and regulations and the articles of association of Philippines Co I, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of the VIE. COE HK Co I may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the shareholders of Philippines Co I. Each Power of Attorney will remain in force until the Shareholder ceases to hold any equity interest in Philippines Co I.

Contractual Agreements with Dasheng HAWO

Exclusive Business Cooperation Agreement. Under the Exclusive Business Cooperation Agreement between HAWO Online and Dasheng HAWO, HAWO Online has the exclusive right to provide technical support, consulting services and other services to Dasheng HAWO in relation to the Dasheng HAWO’s principal business. Dasheng HAWO agrees to accept all the consultation and services provided by HAWO Online. Without HAWO Online’s prior written consent, Dasheng HAWO is prohibited from engaging any third party to provide any of the services under this agreement. In addition, HAWO Online exclusively owns all intellectual property rights arising out of or created during the performance of the agreement. Under this agreement, the service fee shall consist of 100% of the total consolidated profit of Dasheng HAWO, after the deduction of any accumulated deficit of Dasheng HAWO and its affiliated entities in respect of the preceding financial year(s), operating costs, expenses, taxes and other statutory contributions and reasonable operation profit as determined in accordance with the principle of tax law and tax practice in the PRC. This agreement will remain effective unless HAWO Online terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Dasheng HAWO or HAWO Online to renew its respective business license upon expiration. Dasheng HAWO is not permitted to terminate this agreement in any event unless required by applicable laws.

Exclusive Option Agreement. Under the Exclusive Option Agreement, Dasheng HAWO grants to HAWO Online an irrevocable and exclusive option to purchase from Dasheng HAWO, at HAWO Online’s sole discretion, any or all of the assets and business of Dasheng HAWO, to the extent permitted under PRC law, at the lowest purchase price permitted by PRC law. The Parties shall then enter into a separate assets or business transfer agreement, specifying the terms and conditions of the transfer of the assets. To the extent permitted under applicable PRC laws, Dasheng HAWO shall donate the balance of the purchase price received from HAWO Online, after deducting/ withholding the relevant taxes (if any) pursuant to applicable laws, to HAWO Online or the designee(s) of HAWO Online for free within ten days after Dasheng HAWO receives the purchase price and pays/ withholds the relevant taxes (if any).

Power of Attorney. Pursuant to the Power of Attorney, the sole shareholderof Dasheng HAWO irrevocably appointed HAWO Online as the attorney-in-fact to act on his behalf on all matters pertaining to Dasheng HAWO and to exercise all of hisrights as a shareholder of Dasheng HAWO, including but not limited to attend shareholders’ meetings, vote on his behalf on all matters of Dasheng HAWO requiring shareholders’ approval under PRC laws and regulations and the articles of association of Dasheng HAWO, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of Dasheng HAWO. HAWO Online may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the sole shareholder of Dasheng HAWO. The Power of Attorney will remain in force until the sole shareholder cease to hold any equity interest in Dasheng HAWO.

Equity Interest Pledge Agreement. Under the Equity Interest Pledge Agreement between HAWO Online, Dasheng HAWO and the sole shareholder of Dasheng HAWO, the sole shareholder pledged all of their equity interests in Dasheng HAWO to HAWO Online to guarantee Dasheng HAWO’s and Dasheng HAWO’s Shareholder’ s performance of their obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, the Exclusive Option Agreement, and the Power of Attorney.

If Dasheng HAWO or Dasheng HAWO’s shareholder breaches its contractual obligations under the contractual arrangements, HAWO Online will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Dasheng HAWO in accordance with legal procedures. HAWO Online has the right to receive dividends generated by the pledged equity interests during the term of the pledge. The pledge will remain binding until Dasheng HAWO and the sole shareholder discharge all their obligations under the contractual arrangements. The equity pledge has been registered with the registration authorities of industries and commerce in accordance with PRC law.

1    Operations and Reorganization (Continued)

Spousal Consent Letter. Pursuant to the spousal consent letter executed by the spouse of the sole shareholder of Dasheng HAWO, the spouse of the sole shareholder of Dasheng HAWO agreed to the execution of the equity interest pledge agreement, the exclusive option agreement and the powers of attorney by the respective shareholder. The spouse of the sole shareholder of Dasheng HAWO further undertakes not to make any assertions in connection with the equity interests of Dasheng HAWO held by the shareholder, and further confirms in the spousal consent letter that the shareholder can perform the relevant transaction documents described above and further amend or terminate such transaction documents without the authorization or consent from him/her. The spouse of the shareholder agrees and undertakes that if he/she obtain any equity interests of Dasheng HAWO held by the shareholder for any reasons, he/she would be bound by the transaction documents described above and the exclusive business cooperation agreement between HAWO Online and Dasheng HAWO, and have would comply with the obligations thereunder as a shareholder of Dasheng HAWO.

Contractual Agreements with Dasheng Zhiyun

Exclusive Business Cooperation Agreements. Under the Exclusive Business Cooperation Agreement between Dasheng Online and Dasheng Zhiyun, Dasheng Online has the exclusive right to provide technical support, consulting services and other services to Dasheng Zhiyun in relation to the Dasheng Zhiyun’s principal business. Dasheng Zhiyun agrees to accept all the consultation and services provided by Dasheng Online. Without Dasheng Online’s prior written consent, Dasheng Zhiyun is prohibited from engaging any third party to provide any of the services under this agreement. In addition, Dasheng Online exclusively owns all intellectual property rights arising out of or created during the performance of the agreement. Under this agreement, the service fee shall consist of 100% of the total consolidated profit of Dasheng Zhiyun, after the deduction of any accumulated deficit of Dasheng Zhiyun and its affiliated entities in respect of the preceding financial year(s), operating costs, expenses, taxes and other statutory contributions and reasonable operation profit as determined in accordance with the principle of tax law and tax practice in the PRC. This agreement will remain effective unless Dasheng Online terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Dasheng Zhiyun or Dasheng Online to renew its respective business license upon expiration. Dasheng Zhiyun is not permitted to terminate this agreement in any event unless required by applicable laws.

Exclusive Option Agreements. Under the Exclusive Option Agreements, Dasheng Zhiyun hereby grants to Dasheng Online an irrevocable and exclusive option to purchase from Dasheng Zhiyun, at Dasheng Online’s sole discretion, any or all of the assets and business of Dasheng Zhiyun, to the extent permitted under PRC law, at the lowest purchase price permitted by PRC law. The Parties shall then enter into a separate assets or business transfer agreement, specifying the terms and conditions of the transfer of the assets. To the extent permitted under applicable PRC laws, Dasheng Zhiyun shall donate the balance of the purchase price received from Dasheng Online, after deducting/ withholding the relevant taxes (if any) pursuant to applicable laws, to Dasheng Online or the designee(s) of Dasheng Online for free within ten days after Dasheng Zhiyun receives the purchase price and pays/ withholds the relevant taxes (if any).

Powers of Attorney. Pursuant to the Powers of Attorney, the shareholders of Dasheng Zhiyun each irrevocably appointed Dasheng Online as the attorney-in-fact to act on their behalf on all matters pertaining to Dasheng Zhiyun and to exercise all of their rights as a shareholder of Dasheng Zhiyun, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Dasheng Zhiyun requiring shareholders’ approval under PRC laws and regulations and the articles of association of Dasheng Zhiyun, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of Dasheng Zhiyun. Dasheng Online may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the shareholders of Dasheng Zhiyun. Each Power of Attorney will remain in force until the shareholders cease to hold any equity interest in Dasheng Zhiyun.

Equity Interest Pledge Agreement. Under the Equity Interest Pledge Agreement among between Dasheng Online, Dasheng Zhiyun and the shareholders of Dasheng Zhiyun, the shareholders pledged all of their equity interests in Dasheng Zhiyun to Dasheng Online to guarantee Dasheng Zhiyun’s and Dasheng Zhiyun’s Shareholders’ performance of their obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, the Exclusive Option Agreement, and the Powers of Attorney.

1    Operations and Reorganization (Continued)

If Dasheng Zhiyun or any of Dasheng Zhiyun’s shareholders breaches its contractual obligations under the contractual arrangements, Dasheng Online will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Dasheng Zhiyun in accordance with legal procedures. Dasheng Online has the right to receive dividends generated by the pledged equity interests during the term of the pledge. The pledge will remain binding until Dasheng Zhiyun and the shareholders discharge all their obligations under the contractual arrangements. The equity pledge has been registered with the registration authorities of industries and commerce in accordance with PRC law.

Spousal Consent Letters. Pursuant to the spousal consent letters executed by the spouses of the shareholders of Dasheng Zhiyun, the spouse of each shareholder of Dasheng Zhiyun agreed to the execution of the equity interest pledge agreement, the exclusive option agreement and the powers of attorney by the respective shareholder. The spouse of each shareholder of Dasheng Zhiyun further undertakes not to make any assertions in connection with the equity interests of Dasheng Zhiyun held by the respective shareholder, and further confirms in the spousal consent letters that the respective shareholder can perform the relevant transaction documents described above and further amend or terminate such transaction documents without the authorization or consent from him/her. The spouse of each shareholder agrees and undertakes that if he/she obtain any equity interests of Dasheng Zhiyun held by the respective shareholder for any reasons, he/she would be bound by the transaction documents described above and the amended and restated exclusive business cooperation agreement between Dasheng Online and Dasheng Zhiyun, and have would comply with the obligations thereunder as a shareholder of Dasheng Zhiyun.

1    Operations and Reorganization (Continued)

c    Risks in relation to the VIE structure

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and VIEs’ subsidiaries, which were included in the Group’s consolidated balance sheets, consolidated statements of comprehensive income/(loss) and consolidated statements of cash flows:

The consolidated VIEs includes: Dasheng Zhixing and its subsidiaries Shenzhen Zhixing, Zhixing(Tianjin), Zhishi Training and Houdezaiwu Online, Philippines Co I, Dasheng HAWO, Dasheng Zhiyun, Tianjin Xiangyue and Beijing Kaola:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	175,439	37,577
Restricted cash	—	50,518
Time deposits- current and non-current	692,000	37,000
Short-term investments	434,548	504,032
Prepaid expenses and other current assets	268,305	49,890
Inventory	1,935	1,080
Amounts due from inter-company entities*	806,186	954,407
Property and equipment, net	14,547	10,530
Intangible assets, net	1,780	1,416
Rights-of-use assets	71,839	24,891
Deferred tax assets	9,684	56,629
Other assets	22,345	4,013
Total assets	2,498,608	1,731,983
Advances from students-current	2,718,776	1,731,884
Advances from students-non-current	2,270	1,126
Accrued expenses and other current liabilities	121,539	50,636
Taxes payable	15,693	22,897
Lease liability-current and non-current	69,515	26,111
Amounts due to inter-company entities*	218,149	327,487
Other non-current liabilities	244	224
Total liabilities	3,146,186	2,160,365

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Third-party revenues	1,478,493	2,054,095	2,175,366
Intra-Group revenues	—	8,434	14,922
Total revenues	1,478,493	2,062,529	2,190,288
Third-party costs and expenses	(832,962)	(1,055,643)	(1,080,447)
Intra-Group costs and expenses	(691,968)	(748,556)	(975,011)
Total costs and expenses	(1,524,930)	(1,804,199)	(2,055,458)
Other income	—	43,237	21,603
Income (loss) from operations	(46,437)	301,567	156,433
Others	8,713	38,637	20,151
Income (loss) before income tax expenses	(37,724)	340,204	176,584
Income tax benefits	22	9,655	46,735
Net income/(loss)	(37,702)	349,859	223,319

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by operating activities with external parties	1,167,957	1,608,807	378,973
Net cash used in operating activities with intra-Group entities	(793,220)	(930,593)	(890,487)
Net cash provided by/(used in) operating activities*	374,737	678,214	(511,514)
Net cash (used in)/provided by investing activities with external parties	(287,883)	(718,832)	567,970
Net cash used in investing activities with intra-Group entities	—	—	(147,160)
Net cash (used in)/provided by investing activities	(287,883)	(718,832)	420,810
Net cash provided by financing activities with intra-Group entities	—	—	3,366
Net cash provided by financing activities	—	—	3,366

* The year over year decrease from 2020 to 2021 was primarily due to the Group has stopped selling online tutoring services taught by foreign teachers located overseas toK-12 students in mainland China to comply with the Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education released on July 24, 2021. Refer to Note 1 (d) – liquidity and going concern.

1    Operations and Reorganization (Continued)

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs through Dasheng Online, COE HK Co I, HAWO Online, Beijing Xiangyue, and can have assets transferred freely out of the VIEs without restrictions. Therefore, the Company considers that there is no asset of the VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital of Dasheng Zhixing amounting to RMB1,143 and RMB1,166 as of December 31, 2020 and 2021, respectively. Since the VIEs are incorporated as limited liability companies under the PRC and Philippine Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs.

The Group believes that the contractual arrangements among Dasheng Online, COE HK Co I and HAWO Online, Beijing Xiangyue, the VIEs and their shareholders are in compliance with PRC and Philippine laws and regulations, as applicable, and are legally binding and enforceable. However, uncertainties in the PRC and Philippine legal system could limit the Company’s ability to enforce these contractual arrangements.

On March 15, 2019, the National People’s Congress promulgated the Foreign Investment Law, which took effect on January 1, 2020. Since it is relatively new, substantial uncertainties exist in relation to its interpretation and implementation. The Foreign Investment Law does not explicitly classify whether variable interest entity that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. However, it has a catch-all provision under definition of “foreign investment” that includes investments made by foreign investors in China through other means as provided by laws, administrative regulations or other methods prescribed by the State Council. Therefore, it still leaves leeway for future laws, administrative regulations or provisions of the State Council to provide for contractual arrangements as a form of foreign investment, at which time it will be uncertain whether the Group’s contractual arrangements will be deemed to be in violation of the market access requirements for foreign investment in the PRC and if yes, how the Group’s contractual arrangements should be dealt with.

The Foreign Investment Law grants national treatment to foreign-invested entities, except for those foreign-invested entities that operate in industries specified as either “restricted” or “prohibited” from foreign investment in the Special Administrative Measures for Access of Foreign Investment (Negative List) (2021 Version), or the 2021 Negative List, which was jointly promulgated by the Ministry of Commerce of the People’s Republic of China (“MOFCOM”) and the National Development and Reform Commission (“NDRC”) on December 27, 2021 and became effective on January 1, 2022. The Foreign Investment Law provides that foreign-invested entities operating in “restricted” or “prohibited” industries are required to obtain market entry clearance and other approvals from relevant PRC government authorities. If the Group’s control over the PRC consolidated VIEs through contractual arrangements are deemed as foreign investment in the future, and any business of the PRC consolidated VIEs is “restricted” or “prohibited” from foreign investment under the “negative list” effective at the time, the Group may be deemed to be in violation of the Foreign Investment Law, the contractual arrangements that allow us to have control over the PRC consolidated VIEs may be deemed as invalid and illegal, and the Group may be required to unwind such contractual arrangements and/or restructure the Group’s business operations, any of which may have a material adverse effect on the Group’s business operation.

The Company’s ability to control the VIEs also depends on the Power of Attorney. The consolidated VIEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC or Philippine laws and regulations, the PRC or the Philippine regulatory authorities could, within their respective jurisdictions:

●   revoke the Group’s business and operating licenses;

●   require the Group to discontinue or restrict its operations;

●   restrict the Group’s right to collect revenues;

●   block the Group’s websites;

1    Operations and Reorganization (Continued)

●   require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

●   impose additional conditions or requirements with which the Group may not be able to comply; or

●   take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIEs.

In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with the VIEs is remote.

As of December 31, 2020 and 2021, the aggregate accumulated deficit of the VIEs was approximately RMB723,925 and RMB515,435 respectively, which have been included in the Group’s accompanying consolidated financial statements.

d    Liquidity and going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net losses of RMB104,420 for the year ended December 31, 2019, earned net income of RMB146,962 and RMB120,574 for the years ended December 31, 2020 and 2021, respectively. Accumulated deficits were RMB2,051,940 and RMB1,931,366 as of December 31, 2020 and 2021, respectively. The net current liabilities were RMB1,400,431 and RMB929,524 as of December 31, 2020 and 2021, respectively. The operating cash inflows were RMB 397,933 and RMB719,243 for the years ended December 31, 2019 and 2020 and the operating cash outflows were RMB676,063 for the year ended December 31, 2021. The Company assesses its liquidity by its ability to generate cash from operating activities to fund its operations, attract investors and borrow funds on favorable economic terms.

On July 24, 2021, the Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education (the “Alleviating Burden Opinion “or the “Opinion”) was issued by the General Office of the CPC Central Committee and the General Office of the State Council. The Opinion contains high-level policy directives about requirements and restrictions related to online and offline after-school tutoring services, including, among others, banning foreign teachers located overseas from providing tutoring services in the mainland of China. As a result, the Company has stopped selling online tutoring services taught by foreign teachers located overseas to new K-12 students in the mainland of China except for the foregoing, to comply with the Alleviating Burden Opinion.

The Company’s continuous operation depends on (i) the level of subsequent refunds to paying students, (ii) whether the Company is allowed to continuously deliver the online tutoring services taught by foreign teachers located overseas to K-12 students in the mainland of China sold before the issuance of the Opinion; (iii) whether the Company may become subject to fines or other penalties by regulators, and (iv) the success of the Company’s business plans as mentioned above. All these factors are subject to inherent uncertainties.

The Company’s accumulated deficits and net current liabilities as of December 31, 2021 and the operating cash outflow for the year then ended, and the Company’s business, financial condition, results of operations, and prospects have been and will be materially and adversely affected by the Opinion. These conditions cast substantial doubt about the Company’s ability to continue as a going concern.

The Company has taken the following actions and plans to mitigate the significant decline in lessons sold:

(i)	The Company developed and released all-round proficiency course offering taught by Chinese teachers for K-12 students in the mainland of China. The Company believe the all-round proficiency course offering is in compliance with the Alleviating Burden Opinion and is allowed to operate under the current VIE structure.
(ii)	The Company offered one-on-one course taught by foreign teachers to students in overseas markets and plans to expand the international business.
(iii)	The Company has streamlined its operation to reduce operating expenses and plans to continue containing expenses and improving operating efficiency.
(iv)	The Company has made effort to reduce advances related to prohibited services by providing refunds, exchanges, or replacing such services with alternative compliant services such as the all-round proficiency course offering and plans to continue to do such business activities subsequently. As of December 31, 2021, advances related to non-compliant services have decreased to RMB1,126,984.
(v)	As of December 31, 2021, the Group's balance of cash and cash equivalents, time deposits (current and non-current) and short-term investments was RMB942,007, and the Group had no outstanding borrowing under credit agreements.
(vi)	The Company is exploring strategic options of divesting part of the business and looking for potential investors for capital injection. However, it is uncertain any option will be available to the Company on commercially acceptable terms.

Based on management’s assessment, there are uncertainties on successfully execution of the Company’s business plan, and consequences and impact of regulatory requirement to the Company’s business prospect. There is no assurance that the Company can secure sufficient funding.

These conditions and events including accumulated deficits, negative working capital, continuous net cash outflows and uncertainties on the Company’s business prospects cast substantial doubt about the Company’s ability to continue as a going concern. The Group’s consolidated financial statements does not include any adjustment that is reflective of this uncertainty.